UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2017	Highland Long/Short Equity Fund

Shares		Value ($)
COMMON STOCKS - 88.1%

CONSUMER DISCRETIONARY - 3.6%
13,600	Charter Communications, Inc., Class A (a)	4,942,512
189,540	ILG, Inc.	5,066,404
64,919	Nexstar Media Group, Inc., Class A (b)	4,044,454

		14,053,370

CONSUMER STAPLES (c) - 1.5%
97,978	Pinnacle Foods, Inc.	5,601,402

ENERGY - 4.4%
105,200	EQT Corp.	6,863,248
190,221	Parsley Energy, Inc., Class A (a)(c)	5,010,421
36,143	Pioneer Natural Resources Co. (c)	5,332,539

		17,206,208

FINANCIAL - 14.5%
74,750	CBOE Holdings, Inc.	8,045,343
240,100	CF Corp., Class A (a)	2,689,120
292,028	CIT Group, Inc.	14,323,973
47,800	CME Group, Inc. (c)	6,485,504
176,841	E*TRADE Financial Corp. (a)	7,712,036
100,000	LPL Financial Holdings, Inc.	5,157,000
86,000	PNC Financial Services Group, Inc.	11,590,220

		56,003,196

HEALTHCARE - 5.4%
37,701	Teleflex, Inc. (c)	9,122,511
193,700	Tenet Healthcare Corp. (a)(b)	3,182,491
44,400	UnitedHealth Group, Inc. (c)	8,695,740

		21,000,742

INDUSTRIALS - 6.8%
20,000	Kansas City Southern	2,173,600
46,210	Parker-Hannifin Corp.	8,087,674
33,319	Pendrell Corp. (a)	227,569
233,349	XPO Logistics, Inc. (a)(c)	15,816,395

		26,305,238

INFORMATION TECHNOLOGY - 41.5%
45,000	Apple, Inc. (c)	6,935,400
43,100	Broadcom, Ltd.	10,453,474
89,500	Cavium, Inc. (a)	5,901,630
340,643	CDK Global, Inc. (c)	21,491,167
264,400	Cognizant Technology Solutions Corp., Class A (c)	19,179,576
86,000	EPAM Systems, Inc. (a)	7,561,980
111,300	Facebook, Inc., Class A (a)(c)	19,017,831
106,000	LogMeIn, Inc.	11,665,300
262,000	Micron Technology, Inc. (a)	10,304,460
201,458	Microsoft Corp. (c)	15,006,607
55,924	Proofpoint, Inc. (a)(b)	4,877,691
140,000	RealPage, Inc. (a)	5,586,000
42,000	ServiceNow, Inc. (a)	4,936,260
129,084	Visa, Inc., Class A (b)(c)	13,584,800
50,000	Western Digital Corp. (c)	4,320,000

		160,822,176

MATERIALS (c) - 6.3%
101,968	Berry Plastics Group, Inc. (a)	5,776,487
209,300	FMC Corp.	18,692,583

		24,469,070

REAL ESTATE - 3.2%
207,000	CyrusOne, Inc., REIT	12,198,510

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

UTILITIES (a) - 0.9%
188,500	Vistra Energy Corp.	3,523,065

	Total Common Stocks (Cost $313,523,893)	341,182,977

PURCHASED CALL OPTIONS - 0.1%
	Total Purchased Call Options (Cost $211,182)	370,633

Shares
REGISTERED INVESTMENT COMPANIES - 2.6%
299,699	Highland Merger Arbitrage Fund (d)	6,401,576
3,711,471	State Street Navigator Prime Securities Lending Portfolio	3,711,471

	Total Registered Investment Companies (Cost $9,836,660)	10,113,047

Cash Equivalents - 22.0%
85,220,229	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.918%	85,220,229

	Total Money Market Funds (Cost $85,220,229)	85,220,229

Total Investments - 112.8%
(Cost $408,791,964)		436,886,886

SECURITIES SOLD SHORT - (41.8)%

COMMON STOCKS - (26.1)%

CONSUMER DISCRETIONARY (e) - (3.0)%
(19,544)	Discovery Communications, Inc., Class A	(416,092)
(62,933)	Discovery Communications, Inc.	(1,275,023)
(230,030)	Liberty Interactive Corp. QVC Group, Class A	(5,421,807)
(79,719)	Liberty Ventures, Series A	(4,587,828)

		(11,700,750)

CONSUMER STAPLES - (1.5)%
(30,000)	Constellation Brands, Inc., Class A	(5,983,500)

FINANCIAL - (6.7)%
(6,100)	BlackRock, Inc.	(2,727,249)
(89,500)	Charles Schwab Corp. (The)	(3,914,730)
(41,936)	Cincinnati Financial Corp.	(3,211,039)
(12,500)	FactSet Research Systems, Inc.	(2,251,375)
(33,000)	Northern Trust Corp.	(3,033,690)
(359,328)	People’s United Financial, Inc.	(6,518,210)
(63,500)	Principal Financial Group, Inc.	(4,085,590)

		(25,741,883)

HEALTHCARE (e) - (1.7)%
(8,000)	athenahealth, Inc.	(994,880)
(21,420)	Becton Dickinson and Co.	(4,197,249)
(24,000)	HealthEquity, Inc.	(1,213,920)

		(6,406,049)

INDUSTRIALS - (2.3)%
(28,000)	Allison Transmission Holdings, Inc.	(1,050,840)
(40,000)	GATX Corp.	(2,462,400)
(74,954)	MacDonald Dettwiler & Associates, Ltd.	(4,253,976)
(11,200)	Old Dominion Freight Line, Inc.	(1,233,232)

		(9,000,448)

INFORMATION TECHNOLOGY - (6.2)%
(44,600)	Citrix Systems, Inc. (e)	(3,426,172)
(250,000)	Conduent, Inc. (e)	(3,917,500)
(14,500)	Global Payments, Inc.	(1,377,935)
(415,000)	Infosys, Ltd. ADR	(6,054,850)
(70,000)	Paychex, Inc.	(4,197,200)
(194,420)	Snap, Inc., Class A (e)	(2,826,867)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

(51,500)	SS&C Technologies Holdings, Inc.	(2,067,725)

		(23,868,249)

MATERIALS - (0.9)%
(82,125)	Sealed Air Corp.	(3,508,380)

REAL ESTATE - (1.5)%
(224,000)	CubeSmart, REIT	(5,815,040)

TELECOMMUNICATION SERVICES - (2.3)%
(143,104)	AT&T, Inc.	(5,605,384)
(177,005)	CenturyLink, Inc.	(3,345,394)

		(8,950,778)

	Total Common Stocks (Cost $98,191,824)	(100,975,077)

EXCHANGE-TRADED FUNDS - (15.7)%
(72,500)	Consumer Staples Select Sector SPDR Fund ETF	(3,913,550)
(40,000)	Energy Select Sector SPDR Fund ETF	(2,739,200)
(175,000)	Financial Select Sector SPDR Fund ETF	(4,525,500)
(30,657)	iShares PHLX Semiconductor ETF	(4,861,280)
(38,000)	iShares Russell 1000 Growth ETF	(4,752,280)
(27,000)	iShares Transportation Average ETF	(4,817,340)
(32,300)	Powershares QQQ Trust Series 1 ETF	(4,698,035)
(63,000)	SPDR S&P 500 ETF Trust	(15,827,490)
(10,000)	SPDR S&P MidCap 400 ETF Trust	(3,263,300)
(65,000)	SPDR S&P Oil & Gas Exploration & Production ETF	(2,215,850)
(48,500)	VanEck Vectors Semiconductor ETF	(4,526,020)
(31,800)	Vanguard Information Technology ETF	(4,833,282)
	Total Exchange-Traded Funds (Proceeds $59,005,574)	(60,973,127)

	Total Securities Sold Short (Proceeds $157,197,397)	(161,948,204)

Other Assets & Liabilities, Net - 29.0%		112,334,730

Net Assets - 100.0%		387,273,412

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of September 30, 2017, the market value of securities loaned was $14,567,474. The loaned securities were secured with cash and securities collateral of $14,823,893. Collateral is calculated based on prior day’s prices.
(c)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $180,068,963.
(d)	Affiliated issuer. Assets with a total aggregate market value of $6,401,576, or 1.7% of net assets, were affiliated with the Fund as of September 30, 2017.
(e)	No dividend payable on security sold short.

The Fund had the following swaps contracts, for which $30,208,000 was pledged as collateral, open at September 30, 2017:

Swap Contracts Outstanding

Underlying Instrument	Financing Rate	Counter- party	Expiration Date	Currency	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY TRS
SNI.O	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	August 3, 2018	USD	$5,971,165	$477	$(123,189)	$(122,712)
BK.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	August 3, 2018		6,021,890	431	(22,662)	(22,231)
ADP.O	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	August 3, 2018		6,249,779	205	(332,915)	(332,710)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

HSNISWP	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	September 4, 2018		5,275,810	531	201,340	201,871
DXC.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	January 9, 2018		10,863,416	1,463	824,968	826,431
GNCMA.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	April 12, 2018		4,606,366	449	522,219	522,668
MON.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	July 12, 2018		6,694,321	215	85,058	85,273
WSTC.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	May 15, 2018		6,773,879	1,338	44,881	46,219
BCR.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	May 9, 2018		13,062,961	187	400,469	400,656
DGI.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	March 1, 2018		7,611,724	1,017	826,012	827,029
LVLT.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	November 21, 2017		7,222,677	527	(680,606)	(680,079)
WGL.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	May 25, 2018		5,403,068	785	(57,788)	(57,003)
FIG.N	1 Day Federal Effective Rate plus 0.95%	Morgan Stanley Capital Services, Inc.	January 30, 2019		6,308,255	4,669	(28,414)	(23,745)
FIG.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	February 21, 2018 – June 6, 2018		5,206,055	9,284	(1,217)	8,067
NXPI.O	1 Month USD LIBOR plus 0.50%	Morgan Stanley Capital Services, Inc.	October 11, 2018		10,737,896	1,509	260,553	262,062
CPN.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	August 23, 2018		5,584,977	1,450	36,395	37,845
PRXL.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	July 13, 2018		6,028,019	263	37,989	38,252
TWX.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	January 25, 2018		10,059,716	448	126,677	127,125
STRP.A	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	April 12, 2018		4,395,742	93	15,404	15,497
C.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	August 3, 2018		6,144,300	342	412,219	412,561
FLEX.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	September 14, 2018		5,198,695	1,178	(67,135)	(65,957)
DWDP.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	September 21, 2018		4,889,539	266	(47,103)	(46,837)
CSGN.S	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	August 3, 2018	CHF	5,517,815	2,671	101,270	103,941

Total Long Equity TRS								$2,564,223

SHORT EQUITY TRS
GSMEFLU7	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	September 15, 2018	USD	$(5,903,593)	$3,258	$(83,115)	$(79,857)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

MSQQUGRL	1 Month USD LIBOR plus 0.50%	Morgan Stanley Capital Services, Inc.	May 17, 2019	(4,225,305)	1,531	(62,652)	(61,121)
MSHDFCLT	1 Month USD LIBOR plus 0.50%	Morgan Stanley Capital Services, Inc.	February 8, 2019	(2,962,725)	3,000	(35,783)	(32,783)
MSHDMDIA	1 Month USD LIBOR plus 0.50%	Morgan Stanley Capital Services, Inc.	February 8, 2019	(3,130,769)	2,306	149,850	152,156
MSXXNTCH	1 Month USD LIBOR plus 0.50%	Morgan Stanley Capital Services, Inc.	February 8, 2019	(3,982,878)	3,945	(78,084)	(74,139)
MSXXITHB	1 Month USD LIBOR plus 0.50%	Morgan Stanley Capital Services, Inc.	February 8, 2019	(8,547,950)	13,667	(421,978)	(408,311)
MSQQUMOL	1 Month USD LIBOR plus 0.50%	Morgan Stanley Capital Services, Inc.	May 17, 2019	(6,544,082)	4,795	(101,240)	(96,445)
MSHDSSFT	1 Month USD LIBOR plus 0.50%	Morgan Stanley Capital Services, Inc.	February 8, 2019	(4,333,638)	3,840	(32,724)	(28,884)
MSXXTECH	1 Month USD LIBOR plus 0.50%	Morgan Stanley Capital Services, Inc.	October 11, 2018	(4,700,603)	3,624	(239,687)	(236,063)
MSMSGROW	1 Day Federal Effective Rate minus 0.55%	Morgan Stanley Capital Services, Inc.	October 11, 2018	(6,720,542)	7,536	(142,919)	(135,383)

Total Short Equity TRS							$(1,000,830)

Total Swap Contracts Outstanding							$1,563,393

Purchased options contracts outstanding as of September 30, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Cost	Value
PURCHASED CALL OPTIONS:
AT&T, Inc.	$37.00	January 2018	858	3,174,600	$98,069	$215,358
AT&T, Inc.	$38.00	January 2018	573	2,177,400	43,330	103,713
Discovery Communications, Inc.	$22.50	January 2018	825	1,856,250	69,783	51,562

Total Purchased Options Contracts					$211,182	$370,633

Written options contracts outstanding as of September 30, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Western Digital Corp.	$90.00	October 2017	250	2,250,000	$81,500	$(26,750)
WRITTEN PUT OPTIONS:
Tenet Healthcare Corp.	$18.00	November 2017	3,000	5,400,000	367,257	(787,500)
SPDR S+P 500 ETF	$225.00	December 2017	1,750	39,375,000	384,831	(126,000)

					$752,088	$(913,500)

Total Written Options Contracts					$833,588	$(940,250)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

The following table represents the 50 largest equity basket holdings underlying the total return swap in GS (Goldman Sachs) Long Momentum Basket Swap as of September 30, 2017.

Security Description	Shares	Market Value as of 9/30/17	Percent of Basket’s Net Assets
GS Long Momentum GSMEFLMM
Micron Technology Inc.	31,918	1,255,335	1.22%
United Rentals Inc.	8,643	1,199,130	1.17%
Albemarle Corp	8,777	1,196,393	1.16%
Applied Materials Inc.	22,615	1,178,015	1.15%
Citizens Financial Group Inc.	30,800	1,166,396	1.13%
KLA-Tencor Corp	10,891	1,154,446	1.12%
Comerica Inc.	14,951	1,140,163	1.11%
Lam Research Corp	6,148	1,137,626	1.11%
BorgWarner Inc.	21,987	1,126,394	1.10%
KeyCorp	59,292	1,115,875	1.08%
Parker-Hannifin Corp	6,342	1,109,977	1.08%
Rockwell Automation Inc.	6,220	1,108,466	1.08%
Deere & Co	8,802	1,105,443	1.07%
Lincoln National Corp	15,037	1,104,919	1.07%
CSX Corp	20,327	1,102,943	1.07%
Zions Bancorporation	23,372	1,102,691	1.07%
Regions Financial Corp	72,318	1,101,403	1.07%
Raymond James Financial Inc.	13,029	1,098,736	1.07%
PNC Financial Services Group Inc.	8,137	1,096,623	1.07%
Southwest Airlines Co	19,571	1,095,585	1.07%
Ameriprise Financial Inc	7,367	1,094,073	1.06%
Wynn Resorts Ltd	7342	1,093,371	1.06%
Harris Corp	8,303	1,093,339	1.06%
Citigroup Inc	14,999	1,091,027	1.06%
CBOE Holdings Inc.	10,114	1,088,570	1.06%
Marriott International Inc.	9,851	1,086,171	1.06%
E*TRADE Financial Corp	24,882	1,085,104	1.05%
Caterpillar Inc.	8,685	1,083,106	1.05%
Unum Group	21,179	1,082,882	1.05%
Boeing Co	4,258	1,082,426	1.05%
Bank of America Corp	42,713	1,082,347	1.05%
Mastercard Inc.	7,655	1,080,886	1.05%
Morgan Stanley	22,427	1,080,309	1.05%
Wyndham Worldwide Corp	10,237	1,079,082	1.05%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

NVIDIA Corp	6,022	1,076,553	1.05%
Align Technology Inc.	5,773	1,075,337	1.05%
JPMorgan Chase & Co	11,227	1,072,291	1.04%
American Express Co	11,851	1,072,041	1.04%
Best Buy Co Inc.	18,806	1,071,190	1.04%
HP Inc.	53,481	1,067,481	1.04%
Progressive Corp	21,954	1,063,013	1.03%
Intuitive Surgical Inc.	1,016	1,062,614	1.03%
Quanta Services Inc.	28,400	1,061,308	1.03%
PayPal Holdings Inc.	16,544	1,059,312	1.03%
Netflix Inc.	5,841	1,059,265	1.03%
FMC Corp	11,835	1,056,984	1.03%
Mettler-Toledo International Inc.	1,686	1,055,706	1.03%
Microchip Technology Inc.	11,756	1,055,454	1.03%
State Street Corp	11,033	1,054,093	1.02%
Red Hat Inc.	9,492	1,052,283	1.02%
Other	633,232	47,941,012	46.61%
Total		102,855,190	100.00%

The following table represents the 50 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) Growth Basket Swap as of September 30, 2017.

Security Description	Shares	Market Value as of 9/30/17	Percent of Basket’s Net Assets
MS Growth MSMSGROW
Netflix Inc.	18,896	3,426,826	5.97%
Facebook Inc.	19,906	3,401,405	5.93%
Amazon.com Inc.	3,396	3,265,037	5.69%
Baidu Inc.	12,714	3,149,239	5.49%
Tesla Inc.	8,631	2,944,174	5.13%
Mastercard Inc.	19,661	2,776,067	4.84%
Alphabet Inc.	2,756	2,683,929	4.68%
Visa Inc.	25,355	2,668,320	4.65%
Priceline Group Inc.	1,439	2,634,890	4.59%
Celgene Corp	16,253	2,370,015	4.13%
salesforce.com Inc.	22,384	2,091,120	3.64%
Twenty-First Century Fox Inc.	65,284	1,722,198	3.00%
Starbucks Corp	32,002	1,718,843	3.00%
Alexion Pharmaceuticals Inc.	11,860	1,663,776	2.90%
Regeneron Pharmaceuticals Inc.	3,678	1,644,549	2.87%
MGM Resorts International	38,395	1,251,298	2.18%
Cognizant Technology Solutions Corp	17,063	1,237,762	2.16%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

Palo Alto Networks Inc.	7,614	1,097,228	1.91%
Lululemon Athletica Inc.	16,183	1,007,382	1.76%
Ulta Beauty Inc.	4,090	924,474	1.61%
Cerner Corp	12,246	873,395	1.52%
Workday Inc.	7,800	828,993	1.44%
BorgWarner Inc.	15,344	786,061	1.37%
ServiceNow Inc.	6,395	751,619	1.31%
ABIOMED Inc.	4,288	722,912	1.26%
Chipotle Mexican Grill Inc.	2,226	685,178	1.19%
Jazz Pharmaceuticals PLC	4,625	676,399	1.18%
Splunk Inc.	9,135	606,864	1.06%
Tableau Software Inc.	7,768	581,741	1.01%
FleetCor Technologies Inc.	3,726	576,698	1.01%
Yelp Inc.	12,966	561,442	0.98%
Oasis Petroleum Inc.	56,286	513,329	0.89%
TechnipFMC PLC	17,945	501,016	0.87%
Dunkin’ Brands Group Inc.	9,287	492,967	0.86%
Polaris Industries Inc.	4,425	462,945	0.81%
Akamai Technologies Inc.	8,116	395,412	0.69%
Veeva Systems Inc.	5,948	335,543	0.58%
Genesee & Wyoming Inc.	4,395	325,256	0.57%
TripAdvisor Inc.	7,450	301,969	0.53%
Fortinet Inc.	8,307	297,730	0.52%
Proofpoint Inc.	3,003	261,910	0.46%
athenahealth Inc.	2,044	254,204	0.44%
Under Armour Inc.	15,334	252,709	0.44%
Ultimate Software Group Inc.	1,316	249,558	0.43%
Under Armour Inc.	15,443	231,956	0.40%
Pandora Media Inc.	29,592	227,855	0.40%
Urban Outfitters Inc.	7,834	187,223	0.33%
Oceaneering International Inc.	6,647	174,628	0.30%
Medidata Solutions Inc.	1,840	143,648	0.25%
LendingClub Corp	20,963	127,662	0.22%
Other	6,925	311,282	0.54%

Total		57,378,639	100.00%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

The following table represents the 50 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) US Growth Long Basket Swap as of September 30, 2017.

Security Description	Shares	Market Value as of 9/30/17	Percent of Basket’s Net Assets
MS US Growth Long MSQQUGRL
AbbVie Inc.	2,693	239,316	2.22%
Charles Schwab Corp	5,303	231,934	2.15%
Lowe’s Cos Inc.	2,867	229,177	2.12%
Southwest Airlines Co	4,079	228,327	2.11%
NVIDIA Corp	1,246	222,664	2.06%
Celgene Corp	1,523	222,041	2.06%
Ulta Beauty Inc.	968	218,757	2.03%
Alphabet Inc.	223	217,282	2.01%
Constellation Brands Inc.	1,067	212,897	1.97%
Facebook Inc.	1,236	211,171	1.96%
Priceline Group Inc.	115	209,814	1.94%
UnitedHealth Group Inc.	1,069	209,411	1.94%
Amazon.com Inc.	217	208,832	1.93%
Vulcan Materials Co	1,741	208,241	1.93%
SBA Communications Corp	1,398	201,442	1.87%
Apple Inc.	1,299	200,183	1.85%
American Tower Corp	1,458	199,316	1.85%
Crown Castle International Corp	1,988	198,794	1.84%
Martin Marietta Materials Inc.	942	194,371	1.80%
Progressive Corp	3,964	191,936	1.78%
Expedia Inc.	1,330	191,452	1.77%
T-Mobile US Inc.	2,986	184,116	1.70%
Regeneron Pharmaceuticals Inc.	381	170,556	1.58%
Diamondback Energy Inc.	1,740	170,460	1.58%
XPO Logistics Inc.	2,035	137,928	1.28%
Domino’s Pizza Inc.	652	129,479	1.20%
Parsley Energy Inc.	4,862	128,076	1.19%
Comerica Inc.	1,655	126,182	1.17%
Alexion Pharmaceuticals Inc.	882	123,669	1.15%
Vertex Pharmaceuticals Inc.	760	115,546	1.07%
Broadcom Ltd	468	113,427	1.05%
Align Technology Inc.	601	111,901	1.04%
Steel Dynamics Inc.	3,111	107,246	0.99%
Illumina Inc.	507	100,895	0.93%
Burlington Stores Inc.	1,015	96,901	0.90%
Zayo Group Holdings Inc.	2,812	96,793	0.90%
Owens Corning	1,198	92,681	0.86%
Acuity Brands Inc.	532	91,099	0.84%
Post Holdings Inc.	1,011	89,198	0.83%
Applied Materials Inc.	1,691	88,081	0.82%
Inc.yte Corp	729	85,084	0.79%
Allison Transmission Holdings Inc.	2,244	84,224	0.78%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

Quanta Services Inc.	2,188	81,775	0.76%
Norwegian Cruise Line Holdings Ltd	1,510	81,622	0.76%
BioMarin Pharmaceutical Inc.	868	80,770	0.75%
PDC Energy Inc.	1,624	79,610	0.74%
Gulfport Energy Corp	5,372	77,032	0.71%
American Homes 4 Rent	3,524	76,509	0.71%
salesforce.com Inc.	796	74,381	0.69%
MasTec Inc.	1,573	72,995	0.68%
Other	89,205	3,283,647	30.41%

Total		10,799,242	100.00%

The following table represents the 50 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) Momentum Long Basket Swap as of September 30, 2017.

Security Description	Shares	Market Value as of 9/30/17	Percent of Basket’s Net Assets
MS Momentum Long MSQQUMOL
Micron Technology Inc.	13,421	527,862	2.23%
Deere & Co	3,914	491,539	2.07%
CSX Corp	9,038	490,381	2.07%
Southwest Airlines Co	8,747	489,662	2.07%
Citigroup Inc.	6,614	481,098	2.03%
Best Buy Co Inc.	8,412	479,152	2.02%
Boeing Co	1,885	479,138	2.02%
Bank of America Corp	18,880	478,423	2.02%
NVIDIA Corp	2,659	475,393	2.01%
Netflix Inc.	2,610	473,359	2.00%
PNC Financial Services Group Inc.	3,244	437,215	1.84%
Royal Caribbean Cruises Ltd	3,664	434,332	1.83%
Vertex Pharmaceuticals Inc.	2,582	392,540	1.66%
Alcoa Corp	8,341	388,853	1.64%
Broadcom Ltd	1,574	381,854	1.61%
Advanced Micro Devices Inc.	29,913	381,394	1.61%
Align Technology Inc.	2,040	379,995	1.60%
Charles Schwab Corp	7,913	346,134	1.46%
Prudential Financial Inc.	3,096	329,128	1.39%
KeyCorp	16,544	311,355	1.31%
Regions Financial Corp	20,369	310,217	1.31%
NRG Energy Inc.	11,767	301,125	1.27%
Applied Materials Inc.	5,700	296,932	1.25%
Ameriprise Financial Inc.	1,749	259,748	1.10%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

Clovis Oncology Inc.	2,998	247,006	1.04%
XPO Logistics Inc.	3,591	243,392	1.03%
Puma Biotechnology Inc.	1,974	236,399	1.00%
Citizens Financial Group Inc.	6,101	231,041	0.97%
Lam Research Corp	1,242	229,764	0.97%
Chemours Co	4,508	228,129	0.96%
Weight Watchers International Inc.	5,235	228,003	0.96%
Wayfair Inc.	3,338	224,954	0.95%
Activision Blizzard Inc.	3,434	221,541	0.94%
PayPal Holdings Inc.	3,460	221,523	0.94%
Bluebird Bio Inc.	1,536	210,953	0.89%
Western Digital Corp	2,414	208,545	0.88%
Veeva Systems Inc.	3,613	203,820	0.86%
IDEXX Laboratories Inc.	1,277	198,535	0.84%
FMC Corp	2,151	192,145	0.81%
FibroGen Inc.	3,546	190,768	0.81%
Celanese Corp	1,788	186,482	0.79%
PRA Health Sciences Inc.	2,162	164,682	0.70%
Sarepta Therapeutics Inc.	3,615	163,970	0.69%
LInc.oln National Corp	2,216	162,852	0.69%
TD Ameritrade Holding Corp	3,298	160,959	0.68%
Toro Co	2,578	160,018	0.68%
Westlake Chemical Corp	1,898	157,733	0.67%
PetMed Express Inc.	4,697	155,701	0.66%
NVR Inc.	54	154,816	0.65%
WellCare Health Plans Inc.	885	152,065	0.64%
Other	247,786	8,735,700	36.88%

Total		23,688,326	100.00%

The following table represents the 50 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) High Beta Technology Basket Swap as of September 30, 2017.

Security Description	Shares	Market Value as of 9/30/17	Percent of Basket’s Net Assets
MS High Beta Technology MSXXITHB
NVIDIA Corp	7,693	1,375,278	5.62%
FleetCor Technologies Inc.	8,457	1,308,890	5.35%
Cypress Semiconductor Corp	86,461	1,298,644	5.30%
Universal Display Corp	9,680	1,247,268	5.09%
Autodesk Inc.	11,072	1,242,943	5.08%
First Data Corp	66,758	1,204,314	4.92%
Zynga Inc.	310,310	1,172,972	4.79%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

Proofpoint Inc.	13,235	1,154,357	4.71%
Cavium Inc.	16,728	1,103,044	4.50%
Ciena Corp	46,870	1,029,734	4.21%
Inphi Corp	23,399	928,706	3.79%
Zendesk Inc.	31,679	922,176	3.77%
NCR Corp	24,556	921,341	3.76%
Paycom Software Inc.	11,875	890,150	3.64%
Tech Data Corp	9,874	877,305	3.58%
ARRIS International PLC	26,340	750,427	3.06%
RingCentral Inc.	16,700	697,225	2.85%
HubSpot Inc.	7,863	660,885	2.70%
BroadSoft Inc.	11,722	589,617	2.41%
Silicon Motion Technology Corp	11,889	571,029	2.33%
VeriFone Systems Inc.	27,838	564,555	2.31%
InterDigital Inc./PA	7,272	536,310	2.19%
NetScout Systems Inc.	16,189	523,714	2.14%
New Relic Inc.	9,978	496,904	2.03%
Belden Inc.	6,103	491,475	2.01%
Sanmina Corp	10,322	383,462	1.57%
Diebold Nixdorf Inc.	16,220	370,627	1.51%
Infinera Corp	34,880	309,386	1.26%
Envestnet Inc.	5,213	265,863	1.09%
Anixter International Inc.	2,647	224,995	0.92%
ACI Worldwide Inc.	8,789	200,213	0.82%
CSG Systems International Inc.	4,340	174,034	0.71%

Total		23,688,326	100.00%

The following table represents the 50 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) New Technology Basket Swap as of September 30, 2017.

Security Description	Shares	Market Value as of 9/30/17	Percent of Basket’s Net Assets
MS New Technology MSXXNTCH
Alibaba Group Holding Ltd	6,560	1,133,011	6.43%
Baidu Inc.	4,317	1,069,234	6.07%
NVIDIA Corp	5,565	994,921	5.65%
PayPal Holdings Inc.	15,387	985,237	5.60%
Facebook Inc.	5,304	906,314	5.15%
Netflix Inc.	4,926	893,417	5.07%
Activision Blizzard Inc.	13,714	884,685	5.02%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

Salesforce.com Inc.	8,962	837,238	4.76%
Electronic Arts Inc.	7,089	836,891	4.75%
Tesla Inc.	2,356	803,573	4.56%
Alphabet Inc.	814	792,480	4.50%
Shopify Inc.	6,801	792,206	4.50%
Priceline Group Inc.	428	783,558	4.45%
Amazon.com Inc.	808	776,489	4.41%
JD.com Inc.	20,069	766,635	4.35%
Twitter Inc.	43,852	739,776	4.20%
Expedia Inc.	4,757	684,740	3.89%
Square Inc.	23,263	670,201	3.81%
ServiceNow Inc.	5,426	637,763	3.62%
Ctrip.com International Ltd	11,430	602,828	3.42%
Workday Inc.	4,401	467,738	2.66%
Splunk Inc.	3,447	228,955	1.30%
Proofpoint Inc.	1,868	162,913	0.93%
Zillow Group Inc.	3,885	156,207	0.89%

Total		17,607,006	100.00%

The following table represents the 50 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) SMID Cap Software Basket Swap as of September 30, 2017.

Security Description	Shares	Market Value as of 9/30/17	Percent of Basket’s Net Assets
MS SMID Cap Software MSXXSSFT
Tableau Software Inc.	7,677	574,931	8.38%
CADENCE DESIGN SYSTEMS	13,688	540,265	7.87%
SPLUNK INC.	7,898	524,664	7.65%
FIREEYE INC.	30,663	514,219	7.49%
SS&C TECHNOLOGIES INC.	11,964	480,355	7.00%
PROOFPOINT INC.	5,218	455,114	6.63%
PTC INC.	8,068	454,067	6.62%
VEEVA SYS INC.	7,464	421,044	6.14%
LOGMEIN INC.	3,794	417,530	6.08%
FORTINET INC.	11,264	403,702	5.88%
NUANCE COMMUNICATIONS INC.	17,495	275,021	4.01%
ZENDESK INC.	9,355	272,324	3.97%
ULTIMATE SOFTWR	1,363	258,425	3.77%
MEDIDATA SOLUTIONS INC.	2,973	232,072	3.38%
ASPEN TECH INC.	3,008	188,932	2.75%
MANHATTAN ASSOC	4,419	183,698	2.68%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

NEW RELIC INC.	2,947	146,761	2.14%
COMMVAULT SYSTEMS INC.	2,212	134,490	1.96%
IMPERVA INC.	2,613	113,404	1.65%
QUALYS INC.	2,050	106,190	1.55%
VERINT SYS INC.	2,373	99,310	1.45%
MICROSTRATEGY INC.	518	66,154	0.96%

Total		6,862,671	100.00%

The following table represents the 50 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) Diversified Technology Basket Swap as of September 30, 2017.

Security Description	Shares	Market Value as of 9/30/17	Percent of Basket’s Net Assets
MS Diversified Technology MSXXTECH
ASML Holding NV	9,661	1,653,963	2.80%
Teradata Corp	46,920	1,585,427	2.68%
Micron Technology Inc.	40,197	1,580,948	2.68%
Red Hat Inc.	14,186	1,572,660	2.66%
Xerox Corp	46,585	1,550,823	2.62%
Lam Research Corp	7,907	1,463,111	2.48%
NVIDIA Corp	8,155	1,457,869	2.47%
Facebook Inc.	8,431	1,440,605	2.44%
Applied Materials Inc.	27,501	1,432,527	2.42%
NetApp Inc.	32,602	1,426,664	2.41%
Symantec Corp	43,321	1,421,362	2.41%
Cognizant Technology Solutions Corp	19,506	1,414,965	2.39%
Accenture PLC	10,338	1,396,354	2.36%
Oracle Corp	28,718	1,388,515	2.35%
eBay Inc.	36,093	1,388,137	2.35%
Cisco Systems Inc.	41,265	1,387,742	2.35%
Texas Instruments Inc.	15,466	1,386,372	2.35%
Adobe Systems Inc.	9,145	1,364,251	2.31%
Analog Devices Inc.	15,822	1,363,382	2.31%
Intel Corp	35,756	1,361,588	2.30%
Xilinx Inc.	19,162	1,357,244	2.30%
Microsoft Corp	18,129	1,350,429	2.29%
Palo Alto Networks Inc.	9,369	1,350,073	2.28%
Workday Inc.	12,684	1,348,056	2.28%
salesforce.com Inc.	14,295	1,335,439	2.26%
Corning Inc.	44,518	1,331,979	2.25%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Equity Fund

Autodesk Inc.	11,739	1,317,820	2.23%
Akamai Technologies Inc.	26,669	1,299,314	2.20%
Intuit Inc.	9,140	1,299,160	2.20%
Apple Inc.	8,416	1,297,074	2.19%
Check Point Software Technologies Ltd	11,296	1,287,970	2.18%
Motorola Solutions Inc.	15,054	1,277,633	2.16%
Alphabet Inc.	1,299	1,264,862	2.14%
Conduent Inc.	79,877	1,251,673	2.12%
International Business Machines Corp	8,576	1,244,206	2.11%
Broadcom Ltd	5,116	1,240,835	2.10%
Western Digital Corp	14,331	1,238,198	2.09%
Juniper Networks Inc.	44,232	1,230,977	2.08%
F5 Networks Inc.	9,970	1,201,983	2.03%
Skyworks Solutions Inc.	11,750	1,197,325	2.03%
QUALCOMM Inc.	22,443	1,163,445	1.97%
Ciena Corp	49,691	1,091,711	1.85%
Nuance Communications Inc.	68,079	1,070,202	1.81%
Seagate Technology PLC	30,498	1,011,619	1.71%

Total		59,096,491	100.00%

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2017	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks - 110.2%

HEALTHCARE - 110.2%

Biotechnology (a) - 32.0%
91,895	Alder Biopharmaceuticals, Inc. (b)	1,125,714
18,342	Alexion Pharmaceuticals, Inc.	2,573,199
450,000	Amarin Corp. PLC ADR (b)	1,575,000
146,782	Amicus Therapeutics, Inc. (b)(c)	2,213,473
4,586	Ascendis Pharma AS ADR	166,242
20,000	Audentes Therapeutics, Inc.	560,200
137,577	Axovant Sciences, Ltd. (c)	946,530
21,465	Bluebird Bio, Inc. (b)(c)	2,948,218
24,032	DBV Technologies SA ADR (b)	1,019,918
48,154	Deciphera Pharmaceuticals, Inc.	914,444
92,084	Ignyta, Inc. (b)	1,137,237
342,700	Kadmon Holdings, Inc.	1,148,045
923,148	Minerva Neurosciences, Inc. (b)	7,015,925
14,836	Puma Biotechnology, Inc. (b)	1,776,611
51,968	Radius Health, Inc. (b)(c)	2,003,366
18,346	Sage Therapeutics, Inc. (c)	1,142,956
23,842	Spark Therapeutics, Inc.	2,125,753
6,500	TESARO, Inc. (b)	839,150

		31,231,981

Healthcare Distributors (b) - 3.5%
28,456	AmerisourceBergen Corp.	2,354,734
28,086	Patterson Cos., Inc.	1,085,524

		3,440,258

Healthcare Equipment (a) - 6.0%
5,719	ABIOMED, Inc.	964,223
78,991	K2M Group Holdings, Inc. (b)	1,675,399
35,985	NuVasive, Inc. (b)	1,995,728
46,810	Wright Medical Group NV (b)	1,210,975

		5,846,325

Healthcare Facilities (a)(b) - 7.9%
513,888	Quorum Health Corp.	2,661,940
309,670	Surgery Partners, Inc. (c)	3,205,084
110,170	Tenet Healthcare Corp. (c)	1,810,093

		7,677,117

Healthcare Services (a)(b) - 7.5%
44,689	Express Scripts Holding Co.	2,829,707
63,666	LHC Group, Inc.	4,515,193

		7,344,900

Life Sciences Tools & Services (a)(b) - 2.9%
5,617	Bio-Rad Laboratories, Inc., Class A	1,248,210
14,043	ICON PLC	1,599,217

		2,847,427

Managed Healthcare - 21.8%
44,179	Anthem, Inc. (b)	8,388,709
29,372	HealthEquity, Inc. (a)	1,485,636
32,642	Humana, Inc. (b)	7,952,570
50,883	Molina Healthcare, Inc. (a)(c)	3,498,715

		21,325,630

Pharmaceuticals - 28.6%
32,000	AbbVie, Inc. (b)	2,843,520
32,759	Aerie Pharmaceuticals, Inc. (a)(b)(c)	1,592,087
9,000	Allergan PLC (b)	1,844,550
20,000	Bristol-Myers Squibb Co. (b)	1,274,800
120,000	Collegium Pharmaceutical, Inc. (a)(b)	1,258,800
33,000	GW Pharmaceuticals PLC ADR (a)(c)	3,349,170

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Healthcare Fund

825,000	HLS Therapeutics, Inc. (a)(d)	6,534,000
39,785	Paratek Pharmaceuticals, Inc. (a)(b)	998,604
30,000	Shire PLC ADR (b)	4,594,200
125,790	SteadyMed, Ltd. (a)	427,686
92,638	Zogenix, Inc. (a)(b)	3,246,962

		27,964,379

	Total Common Stocks (Cost $104,417,895)	107,678,017

Preferred Stocks - 3.7%

INFORMATION TECHNOLOGY (d)(e) - 3.7%
608,695	AMINO, Inc., Series C	3,615,648

	Total Preferred Stocks (Cost $3,499,996)	3,615,648

Master Limited Partnerships - 0.0%

HEALTHCARE (d) - 0.0%
1,068,076	Genesys Ventures IA, LP	—

	Total Master Limited Partnerships (Cost $—)	—

Units
Rights - 0.1%

HEALTHCARE (a) - 0.1%
69,326	Wright Medical Group NV, expires 03/01/2019	108,842

	Total Rights (Cost $188,242)	108,842

Warrants - 2.5%

Biotechnology (a) - 1.0%
1,717,910	Galena Biopharma Inc., expires 03/18/2020	110
118,797	Gemphire Therapeutics, Inc., expires 03/15/2022	922,988
178,571	Kadmon Holdings, Inc., expires 04/13/2018	71,887

		994,985

Life Sciences Tools & Services (a) - 1.2%
313,281	CareDx, Inc., expires 04/14/2023	1,009,697
62,895	SteadyMed, Ltd., expires 04/25/2022	104,486

		1,114,183

Pharmaceuticals (a) - 0.3%
255,000	SCYNEXIS, Inc., expires 06/21/2021	302,638

	Total Warrants (Cost $—)	2,411,806

Contracts
Purchased Call Options - 0.1%
	Total Purchased Call Options (Cost $428,026)	74,850

Purchased Put Options - 0.1%
	Total Purchased Put Options (Cost $554,365)	111,900

Shares
Registered Investment Companies (f) - 2.8%
2,716,294	State Street Navigator Prime Securities Lending Portfolio	2,716,294

	Total Registered Investment Companies (Cost $2,716,294)	2,716,294

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Healthcare Fund

Total Investments - 119.5%
(Cost $111,804,818)		116,717,357

Securities Sold Short (g) - (36.8)%

Common Stocks - (25.2)%

Shares
CONSUMER STAPLES - (1.5)%
(18,272)	CVS Health Corp.	(1,485,879)

HEALTHCARE - (23.7)%
Biotechnology (h) - (4.6)%
(330,680)	CareDx, Inc.	(1,223,516)
(47,900)	Gemphire Therapeutics, Inc.	(452,176)
(6,000)	Incyte Corp.	(700,440)
(9,150)	Loxo Oncology, Inc.	(842,898)
(15,910)	Myriad Genetics, Inc.	(575,624)
(14,703)	Sarepta Therapeutics, Inc.	(666,928)

		(4,461,582)

Healthcare Equipment - (9.7)%
(35,226)	Abaxis, Inc.	(1,572,841)
(5,642)	Edwards Lifesciences Corp. (h)	(616,727)
(58,975)	Globus Medical, Inc., Class A (h)	(1,752,737)
(18,753)	Nevro Corp. (h)	(1,704,272)
(26,792)	Stryker Corp.	(3,805,000)

		(9,451,577)

Healthcare Facilities - (1.1)%
(10,000)	Universal Health Services, Inc., Class B	(1,109,400)

Healthcare Technology (h) - (2.3)%
(45,000)	Allscripts Healthcare Solutions, Inc.	(640,350)
(100,000)	Quality Systems, Inc.	(1,573,000)

		(2,213,350)

Life Sciences Tools & Services (h) - (1.1)%
(21,532)	INC Research Holdings, Inc., Class A	(1,126,124)

Managed Healthcare - (1.3)%
(6,529)	UnitedHealth Group, Inc.	(1,278,705)

Pharmaceuticals - (3.6)%
(13,755)	Akcea Therapeutics, Inc. (h)	(380,601)
(64,282)	AstraZeneca PLC ADR	(2,177,874)
(11,700)	Perrigo Co. PLC	(990,405)

		(3,548,880)

		(23,189,618)

	Total Common Stocks (Proceeds $23,695,835)	(24,675,497)

Exchange-traded Funds - (11.6)%
(83,933)	Health Care Select Sector SPDR Fund, ETF	(6,859,844)
(30,000)	iShares Russell 2000 Index Fund ETF	(4,445,400)
	Total Exchange-Traded Funds (Proceeds $11,081,567)	(11,305,244)

	Total Securities Sold Short (Proceeds $34,777,402)	(35,980,741)

Other Assets & Liabilities, Net - 17.3%		16,913,551

Net Assets - 100.0%		97,650,167

(a)	Non-income producing security.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Long/Short Healthcare Fund

(b)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $49,427,262.
(c)	Securities (or a portion of securities) on loan. As of September 30, 2017, the market value of securities loaned was $9,130,759. The loaned securities were secured with cash and securities collateral of $9,556,750. Collateral is calculated based on prior day’s prices.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $10,149,648, or 10.4% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2017. See Note 2.
(e)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$3,499,996	$3,615,648	3.7%

(f)	Represents investments of cash collateral received in connection with securities lending.
(g)	As of September 30, 2017, $32,521,195 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(h)	No dividend payable on security sold short.

Purchased options contracts outstanding as of September 30, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Health Care Select Sector SPDR Fund ETF	$87.00	October 2017	1,000	1,000,00	$11,092	$1,000
Tenet Healthcare Corp.	$22.00	November 2017	2,954	295,400	416,934	73,850

					428,026	74,850

PURCHASED PUT OPTIONS:
Health Care Select Sector SPDR Fund ETF	$76.00	October 2017	500	500,000	26,546	2,000
Health Care Select Sector SPDR Fund ETF	$77.00	November 2017	500	500,000	18,546	13,500
Health Care Select Sector SPDR Fund ETF	$78.00	October 2017	500	500,000	14,045	3,500
iShares Nasdaq Biotechnology Index Fund ETF	$310.00	November 2017	200	200,000	121,218	10,400
iShares Nasdaq Biotechnology Index Fund ETF	$320.00	October 2017	500	500,000	214,046	68,500
SPDR S&P Biotech ETF	$79.00	October 2017	700	700,000	159,964	14,000

					554,365	111,900

Total Purchased Options Contracts					$982,391	$186,750

Written options contracts outstanding as of September 30, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
iShares Nasdaq Biotechnology Index Fund ETF	$350.00	October 2017	500	17,500,000	$127,451	$(32,500)
Health Care Select Sector SPDR Fund ETF	$84.00	November 2017	500	4,200,000	17,476	(15,500)

					144,927	(48,000)

WRITTEN PUT OPTIONS:
iShares Nasdaq Biotechnology Index Fund ETF	$305.00	October 2017	700	21,350,000	153,733	(25,200)
SPDR S&P Biotech ETF	$75.00	October 2017	700	5,250,000	80,834	(6,300)
GIilead Sciences, Inc.	$75.00	October 2017	2,000	15,000,000	423,046	(46,000)
GIilead Sciences, Inc.	$75.00	November 2017	1,000	7,500,000	287,438	(85,000)

					945,051	(162,500)

Total Written Options Contracts					$1,089,978	$(210,500)

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2017	Highland Merger Arbitrage Fund

Shares		Value ($)
Common Stocks - 93.6%

CONSUMER STAPLES - 48.0%
1,250	ASH Grove Cement Co. (b)	637,500
50,100	Avista Corp. (b)	2,593,677
47,400	Calgon Carbon Corp. (b)	1,014,360
49,297	Capital Bank Financial Corp., Class A (b)	2,023,642
30,000	Capitol Investment Corp. IV, UNIT (a)(b)	303,600
31,369	First South Bancorp, Inc. (b)	581,268
38,000	Forum Merger Corp., Class A (a)(b)	369,550
30,000	GP Investments Acquisition Corp. (a)	285,000
37,800	Hennessy Capital Acquisition Corp. III (a)(b)	372,708
67,426	HSN, Inc. (b)	2,632,985
50,000	Industrea Acquisition Corp., UNIT (a)(b)	505,000
52,936	MaxPoint Interactive, Inc. (a)(b)	735,281
13,700	Neuroderm, Ltd. (a)(b)	532,930
17,100	NextDecade Corp. (a)	172,539
525,300	OneREIT, REIT	1,797,692
303,400	Polaris Materials Corp. (a)	815,115
36,319	Rice Energy, Inc. (a)(b)	1,051,072
4,983	Rockwell Collins, Inc. (b)	651,328
29,355	Sun Bancorp, Inc. (b)	729,472

		17,804,719

ENERGY (b) - 8.3%
183,666	Arc Logistics Partners L.P.	3,067,222

FINANCIAL (b) - 19.2%
30,100	Boulevard Acquisition Corp. II (a)	301,000
18,500	Easterly Acquisition Corp. (a)	185,000
320,623	Fortress Investment Group LLC, Class A	2,555,365
10,000	Kayne Anderson Acquisition Corp., UNIT (a)	100,200
31,500	Kayne Anderson Acquisition Corp., Class A (a)	307,125
125,347	Pacific Continental Corp.	3,378,102
31,325	Vantage Energy Acquisition Corp., Class A (a)	306,672

		7,133,464

HEALTHCARE (a)(b) - 5.9%
24,800	PAREXEL International Corp.	2,184,384

INFORMATION TECHNOLOGY (a)(b) - 10.5%
29,385	NXP Semiconductor NV	3,323,149
296,300	NYX Gaming Group, Ltd.	559,124

		3,882,273

MATERIALS (a) - 1.7%
171,500	Tembec, Inc.	628,050

	Total Common Stocks (Cost $33,952,020)	34,700,112

Contracts
Purchased Put Options – 0.1%
	Total Purchased Put Options (Cost $23,678)	21,955

Purchased Call Options – 0.0%
	Total Purchased Call Options (Cost $18,221)	13,438

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Merger Arbitrage Fund

Shares
Cash Equivalents - 14.4%
5,335,645	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.000%	5,335,645

	Total Cash Equivalents (Cost $5,335,645)	5,335,645

Total Investments - 108.1%
(Cost $39,329,564)		40,071,150

Securities Sold Short - (68.7)%

Common Stocks - (68.7)%

MATERIALS - (1.6)%
(42,924)	Rayonier Advanced Materials, Inc.	(588,059)

INDUSTRIALS - (4.2)%
(24,600)	MacDonald Dettwiler & Associates, Ltd.	(1,396,160)
(1,380)	United Technologies Corp.	(160,191)

		(1,556,351)

INFORMATION TECHNOLOGY - (4.5)%
(1,670)	Littelfuse, Inc.	(327,120)
(19,287)	Vantiv, Inc., Class A (c)	(1,359,155)

		(1,686,275)

REAL ESTATE - (9.0)%
(136,656)	Invitation Homes, Inc., REIT	(3,095,258)
(10,697)	Smart Real Estate Investment Trust, REIT	(251,805)

		(3,347,063)

ENERGY - (2.3)%
(12,966)	EQT Corp.	(845,902)

CONSUMER DISCRETIONARY (c) - (4.2)%
(11,511)	Discovery Communications, Inc., Class A	(245,069)
(10,000)	Discovery Communications, Inc.	(202,600)
(18,965)	Liberty Ventures, Series A	(1,091,436)

		(1,539,105)

TELECOMMUNICATIONS - (4.5)%
(88,339)	CenturyLink, Inc.	(1,669,607)

HEALTHCARE - (2.0)%
(3,578)	Becton Dickinson and Co.	(701,109)
(2,099)	Evolent Health, Inc., Class A (c)	(37,362)

		(738,471)

FINANCIAL - (36.4)%
(58,438)	Associated Banc-Corp	(1,417,121)
(47,615)	Carolina Financial Corp.	(1,708,426)
(80,596)	Columbia Banking System, Inc.	(3,393,898)
(86,270)	First Horizon National Corp.	(1,652,070)
(23,144)	OceanFirst Financial Corp.	(636,229)
(43,401)	Simmons First National Corp., Class A	(2,512,918)
(24,285)	South State Corp.	(2,186,864)

		(13,507,526)

	Total Common Stocks (Proceeds $24,648,737)	(25,478,359)

	Total Securities Sold Short (Proceeds $24,648,737)	(25,478,359)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Merger Arbitrage Fund

Other Assets & Liabilities, Net – 60.6%	22,471,547

Net Assets - 100.0%	37,064,338

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $27,434,651.
(c)	No dividend payable on security sold short.

Purchased options contracts outstanding as of September 30, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Discovery Communications, Inc.	$22.50	January 2018	215	843,750	$18,221	$13,438

					18,221	13,438

PURCHASED PUT OPTIONS:
AT+T, Inc	$37.00	November 2017	233	862,100	11,427	10,485
AT+T, Inc	$38.00	November 2017	155	589,000	12,251	11,470

					23,678	21,955

Total Purchased Options Contracts					$41,899	$35,393

Written options contracts outstanding as of September 30, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
AT+T, Inc.	$41.00	November 2017	250	1,025,000	$5,489	$(5,000)

The Fund had the following futures contracts, for which $97,308 was pledged as collateral, open at September 30, 2017:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
British Pound Future	December 2017	15	$1,259,906	$34,499
Short Future:
Canadian Dollar Future	December 2017	35	$2,808,925	$4,842

				$39,341

The Fund had the following swaps contracts, for which $1,050,000 was pledged as collateral, open at September 30, 2017:

Swap Contracts Outstanding

Underlying Instrument	Financing Rate	Counter- party	Expiration Date	Currency	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY TRS
LVLT.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	November 21, 2017	USD	$3,529,542	$235	$(246,368)	$(246,133)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Merger Arbitrage Fund

TWX.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	January 25, 2018		2,738,358	103	23,447	23,550
FIG.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	February 21, 2018		1,006,430	1,945	1,331	3,276
OKSB.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	March 1, 2018		2,876,230	423	179,795	180,218
DGI.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	March 1, 2018		2,553,318	300	234,523	234,823
GNCMA.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	April 12, 2018		1,113,529	114	107,892	108,006
STRP.A	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	April 12, 2018		966,913	20	(4,691)	(4,671)
BCR.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	May 9, 2018		2,186,978	27	56,306	56,333
WSTC.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	May 15, 2018		1,026,889	169	7,866	8,035
PSTB.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	May 22, 2018		2,046,281	659	106,290	106,949
VWR.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	May 24, 2018		1,295,724	149	(667)	(518)
WGL.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	May 25, 2018		1,640,226	73	(18,363)	(18,290)
TMB.TO	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	May 30, 2018	CAD	1,575,243	1,292	(23,685)	(22,393)
FSBK.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	June 18, 2018	USD	997,000	229	114,491	114,720
MON.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	July 12, 2018		1,536,031	49	19,489	19,538
SNI.O	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	August 3, 2018		1,557,087	68	(28,768)	(28,700)
BKMU.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	August 6, 2018		1,331,739	526	75,683	76,209
WPG.L	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	August 14, 2018	GBP	1,175,379	584	(6,653)	(6,069)
SFR.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	August 23, 2018	USD	3,109,554	322	(14,477)	(14,155)
CPN.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	August 23, 2018		1,122,624	289	(1,938)	(1,649)
PAYS.L	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	August 30, 2018	GBP	2,186,341	1,093	(4,904)	(3,811)
IXYS.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	August 31, 2018	USD	574,948	100	49,823	49,923
KITE.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	August 31, 2018		476,236	10	3,315	3,325

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Merger Arbitrage Fund

ABCO.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	September 4, 2018		1,213,209	87	8,159	8,246
NVA.L	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	September 13, 2018	GBP	391,555	196	3,018	3,214
OA.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	September 20, 2018	USD	929,445	27	2,447	2,474
NETS.CO	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	September 28, 2018	DKK	6,599,155	3,298	31,633	34,931

Total Long Equity Index TRS								$687,381

SHORT EQUITY TRS
QVCA.OQ	1 Month USD LIBOR plus 0.50%	Goldman Sachs & Co.	July 12, 2018		(2,604,766)	734	(15,182)	(14,448)

Total Short Equity TRS								$(14,448)

Total Swap Contracts Outstanding								$672,933

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2017	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 54.2%

CONSUMER DISCRETIONARY - 2.5%
1,666,667	Truck Hero, Inc. Initial Term Loan, 3M LIBOR + 8.250%, 04/21/2025	1,683,333

CONSUMER PRODUCTS - 2.4%
1,569,952	Laureate Education, Inc. Term Loan B, 1M LIBOR + 4.500%, 04/26/2024	1,580,251

ENERGY - 13.7%
2,647,086	Azure Midstream Energy LLC Term Loan B, 1M LIBOR + 6.500%, 11/15/2018	2,462,319
3,227,482	Chief Exploration & Development LLC Second Lien Term Loan, 3M LIBOR + 6.500%, 05/16/2021 (b)	3,165,967
3,738,682	Fieldwood Energy LLC First Lien Last Out Term Loan, 3M LIBOR + 7.125%, 09/30/2020	2,617,077
844,278	Traverse Midstream Partners LLC Term Loan, 3M LIBOR + 4.000%, 09/27/2024	855,887

		9,101,250

FINANCIAL - 2.9%
284,995	Forterra Finance, LLC Term Loan, 3M LIBOR + 3.000%, 10/25/2023 (b)	242,563
1,856,653	Walter Investment Management Corp. Tranche B Term Loan B, 1M LIBOR + 3.750%, 12/18/2020	1,708,780

		1,951,343

HEALTHCARE - 3.3%
713,692	Quorum Health Corporation Term Loan B, 1M LIBOR + 6.750%, 04/29/2022	724,844
1,489,893	U.S. Renal Care, Inc. Term Loan B, 3M LIBOR + 4.250%, 12/31/2022 (b)	1,446,313

		2,171,157

HOUSING - 1.5%
993,671	84 Lumber Co. Term Loan B, 1M LIBOR + 5.750%, 10/25/2023	1,005,476

INFORMATION TECHNOLOGY - 7.9%
	Avaya, Inc.
2,477,476	Term Loan B-7 (c)	2,104,306
2,140,000	Term Loan Facility, 1M LIBOR + 7.500%, 01/24/2018	2,163,690
942,857	Optiv Security, Inc. Initial Term Loan, 3M LIBOR + 7.250%, 02/01/2025 (b)	875,678
95,661	Synchronoss Technologies, Inc. Term Loan, 1M LIBOR + 4.500%, 01/19/2024	90,734

		5,234,408

MANUFACTURING - 1.5%
1,000,000	VC GB Holdings, Inc. Second Lien Term Loan, 1M LIBOR + 8.000%, 02/28/2025	1,002,500

MEDIA & TELECOMMUNICATIONS (b) - 1.7%
1,500,000	iHeartCommunications, Inc. Tranche D Term Loan, 3M LIBOR + 6.750%, 01/30/2019	1,164,765

RETAIL - 6.1%
2,490,512	Academy, Ltd. Term Loan B, 3M LIBOR + 4.000%, 07/01/2022	1,700,646
3,862,052	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 (c)	2,330,092

		4,030,738

SERVICE - 4.6%
2,000,000	Advantage Sales & Marketing, Inc. Second Lien Term Loan, 1M LIBOR + 6.500%, 07/25/2022	1,811,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Opportunistic Credit Fund

1,230,458	EnergySolutions LLC Term Loan, 3M LIBOR + 4.750%, 05/29/2020	1,253,529

		3,065,029

TELECOMMUNICATIONS (d) - 1.2%
777,454	TerreStar Corporation Term Loan A, PIK, 11.000%, 02/27/2020	775,122

TRANSPORTATION (b) -2.4%
1,630,467	Gruden Acquisition, Inc., 3M LIBOR + 5.500%, 08/18/2022	1,612,637

UTILITIES - 2.5%
1,623,513	Granite Acquisition, Inc. Second Lien Term Loan B, 3M LIBOR + 7.250%, 12/19/2022	1,629,600
15,190,310	Texas Competitive Electric Holdings Co. LLC Non Extended Escrow Loan (e)	37,976

		1,667,576

	Total U.S. Senior Loans (Cost $37,903,144)	36,045,585

Foreign denominated Or Domiciled senior Loans (a) - 5.8%

CANADA - 0.8%
562,500	Sandvine Corporation, 3M LIBOR + 5.750%, 09/21/2022	540,000

LUXEMBOURG - 5.0%
	Evergreen Skills Lux S.a.r.l.
1,302,197	First Lien Initial Term Loan, 1M LIBOR + 4.750% 5.99%, 04/28/2021	1,234,444
2,499,792	Second Lien Initial Term Loan, 1M LIBOR + 8.250% 9.49%, 04/28/2022	2,057,128

		3,291,572

	Total Foreign Denominated or Domiciled Senior Loans (Cost $3,572,742)	3,831,572

Collateralized Loan Obligations (g)(h) - 7.1%
1,000,000	ACIS CLO, Ltd. Series 2014-5A, Class E1, 3M USD LIBOR + 6.520%, 11/01/2026 (f)	982,500
1,000,000	Eaton Vance CLO, Ltd. Series 2013-1A, Class DR, 3M USD LIBOR + 7.600%, 01/15/2028	1,024,617
480,457	Highland Park CDO I, Ltd. Series 2006-1A, Class A2, 3M LIBOR + 0.400%, 11/25/2051 (f)	456,434
2,500,000	Limerock CLO II, Ltd. Series 2014-2A, Class E, 3M USD LIBOR + 4.500%, 04/18/2026	2,290,165

	Total Collateralized Loan Obligations (Cost $4,436,388)	4,753,716

Corporate Bonds & Notes - 5.1%

ENERGY (g) - 0.0%
464	Sable Permian Resources LLC / AEPB Finance Corp. 7.38%, 11/01/2021	401

HEALTHCARE EQUIPMENT & SERVICES (g)(i) - 0.7%
482,000	SP Finco LLC 6.75%, 07/01/2025	454,285

RETAIL (g) - 1.3%
700	Guitar Center, Inc. 6.50%, 04/15/2019	639
1,000,000	PetSmart, Inc. 5.88%, 06/01/2025	877,500

		878,139

TELECOMMUNICATION SERVICES - 0.8%
2,500,000	Avaya, Inc. (c)(g)	112,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Opportunistic Credit Fund

2,895,971	iHeartCommunications, Inc., 2% PIK; 12% Cash, 02/01/2021	419,916

		532,416

UTILITIES - 2.3%
1,196,000	Dynegy, Inc. 8.00%, 01/15/2025 (g)(i)	1,243,840
2,437,000	Ocean Rig UDW, Inc. (c)(g)	168,153
3,506,000	Texas Competitive Electric Holdings Co., LLC (e)	12,271
15,307,000	Texas Competitive Electric Holdings Co., LLC (e)	53,574
467,000	Texas Competitive Electric Holdings Co., LLC (e)	1,635
3,000,000	Texas Competitive Electric Holdings Co., LLC (e)	16,500

		1,495,973

	Total Corporate Bonds & Notes (Cost $7,499,664)	3,361,214

Foreign Corporate Bonds & Notes - 0.7%

CANADA - 0.7%

USD (g)
500,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025	440,000

NETHERLANDS (c)(d) - 0.0%

USD
97,918	Celtic Pharma Phinco BV	—
220,068	Celtic Pharma Phinco BV	—

		—

	Total Foreign Corporate Bonds & Notes (Cost $637,775)	440,000

Shares
Common Stocks - 17.2%

CHEMICALS (j) - 2.5%
105,492	MPM Holdings, Inc.	1,687,872

ENERGY (i) - 0.0%
1	Arch Coal, Inc., Class A	72

FINANCIAL (i)(j) - 0.2%
206,249	Walter Investment Management Corp.	122,099

INDUSTRIALS (j) - 0.0%
2,488	Pendrell Corp.	16,993

MATERIALS (d)(j) - 4.0%
6,632	Omnimax International, Inc.	2,621,074

MEDIA (j)(k) - 0.9%
6,363	Metro-Goldwyn-Mayer, Inc., Class A	611,844

TELECOMMUNICATION SERVICES (d)(j)(k) - 2.4%
5,082	TerreStar Corporation	1,604,946

UTILITIES - 7.2%
3,322	Entegra TC LLC, Class A (d)(j)	50,793
253,272	Vistra Energy Corp.	4,733,654

		4,784,447

	Total Common Stocks (Cost $14,609,353)	11,449,347

Preferred Stocks - 1.6%

FINANCIALS (f)(g)(h) - 1.6%
1,500	Grayson CLO, Ltd., Series II	568,125
1,000	Westchester CLO, Ltd.	471,917

		1,040,042

	Total Preferred Stocks (Cost $1,443,577)	1,040,042

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland Opportunistic Credit Fund

Master Limited Partnerships - 0.0%

HEALTHCARE EQUIPMENT & SERVICES (d) - 0.0%
141,000	Genesys Ventures IA, LP	—

	Total Master Limited Partnerships (Cost $—)	—

Units
Rights - 0.4%

UTILITIES (j) - 0.4%
253,272	Texas Competitive Electric Holdings Co., LLC	284,931

	Total Rights (Cost $863,743)	284,931

Shares
Registered Investment Companies (l) - 2.6%
1,701,959	State Street Navigator Prime Securities Lending Portfolio	1,701,959

	Total Registered Investment Companies (Cost $1,701,959)	1,701,959

Total Investments – 94.7%
(Cost $72,668,345)		62,908,366

Other Assets & Liabilities, Net - 5.3%		3,549,334

Net Assets - 100.0%		66,457,700

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2017. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 1.23% and 3 months equal to 1.33%.
(b)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $5,051,935, or 7.6% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2017. See Note 2.
(e)	Represents value held in escrow pending future events. No interest is being accrued.
(f)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2017, these securities amounted to $9,091,076 or 13.7% of net assets.
(h)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect September 30, 2017. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 3 months equal to 1.33%.
(i)	Securities (or a portion of securities) on loan. As of September 30, 2017, the market value of securities loaned was $1,629,363. The loaned securities were secured with cash and securities collateral of $1,701,959. Collateral is calculated based on prior day’s prices.
(j)	Non-income producing security.
(k)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc.	Common Stocks	12/20/2010	$238,560	$611,844	0.9%
TerreStar Corporation	Common Stocks	12/12/2014	$1,456,829	$1,604,946	2.4%

(l)	Represents investments of cash collateral received in connection with securities lending.

GLOSSARY: (abbreviations that may be used in the preceding statements)(unaudited)

Currency Abbreviations:
CHF	Swiss Franc
GBP	British Pound
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Underlying Instrument Abbreviations:
ABCO.OQ	Advisory Board Co.
ADP.O	Automatic Data Processing
BCR.N	CR Bard, Inc.
BK.N	Bank of New York Mellon Corp.
BKMU.OQ	Bank Mutual Corp.
C.N	Citigroup, Inc.
CPN.N	Calpine Corp.
CSGN.S	Credit Suisse Group AG-REG
DGI.N	Digitalglobe, Inc.
DWDP.N	DowDuPont, Inc.
DXC.N	DXC Technology Co.
FIG.N	Fortress Investment Group
FLEX.OQ	Flex, Ltd.
FSBK.OQ	First South Bancorp, Inc.
GNCMA.OQ	General Communication, Inc.
GSMEFLU7	GSMEFLU7
HSNISWP	HSN, Inc.
IXYS.OQ	IXYS Corp.
KITE.OQ	Kite Pharmaceuticals, Inc.
LVLT.N	Level 3 Communications, Inc.
MON.N	Monsanto Co.
MSMSGROW	Morgan Stanley Growth Index
MSHDFCLT	Morgan Stanley Index
MSHDMDIA	Morgan Stanley Media Index
MSHDSSFT	Morgan Stanley SMID Cap Software Index
MSQQUGRL	Morgan Stanley Index
MSQQUMOL	Morgan Stanley US Momentum Long Index
MSXXITHB	Morgan Stanley High Beta Technology Index
MSXXNTCH	Morgan Stanley Index
MSXXTECH	Morgan Stanley Index
NETS.CO	Nets A/S
NVA.L	Novae Group PLC
NXPI.O	NXP Semiconductors NV
OA.N	Orbital ATK, Inc.
OKSB.OQ	Southwest Bancorp, Inc.
PAYS.L	PaySafe Group PLC
PRXL.OQ	Parexel International Corp.
PSTB.OQ	Park Sterling Corp.
QVCA.OQ	Liberty Interactive Corp.
SFR.N	Starwood Waypoint Homes
SNI.O	Scripps Network International
STRP.A	Straight Path Communications
TMB.TO	Tembec, Inc.
TWX.N	Time Warner, Inc.
VWR.OQ	VWR Corp.
WGL.N	WGL Holdings, Inc.
WPG.L	WorldPay Group PLC
WSTC.OQ	West, Corp.

NOTES TO FINANCIAL STATEMENTS (unaudited)

September 30, 2017	Highland Funds I

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with five portfolios, each of which is non-diversified. This report includes information for the period ended September 30, 2017 for Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Merger Arbitrage Fund (the “Merger Arbitrage Fund”), and Highland Opportunistic Credit Fund (the “Opportunistic Credit Fund”) (each a “Fund” and, collectively, the “Funds”). Highland/iBoxx Senior Loan ETF is reported separately.

On September 6, 2017, the Board of Trustees of the Trust approved an agreement and plan of reorganization pursuant to which Highland Floating Rate Opportunities Fund (the “FRO Fund”), a series of the Trust, would be redomiciled into the sole series of a newly-formed Massachusetts business trust, Highland Floating Rate Opportunities Fund II (the “MA Trust”). The redomiciling was effective September 25, 2017 (the “Closing Date”). On the Closing Date, each shareholder of the FRO Fund became a shareholder of the MA Trust, which then retained the name Highland Floating Rate Opportunities Fund, as well as the investment portfolio, performance, financial and other historical information of the FRO Fund.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services and to have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates that are unobservable.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

September 30, 2017	Highland Funds I

in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Highland Capital Management Fund Advisors, L.P. (“the Investment Adviser”) has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2017, the Funds’ investments consisted of senior loans, foreign denominated or domiciled senior loans, corporate bonds and notes, foreign bonds, sovereign bonds, common stocks, preferred stocks, exchange-traded funds, other registered investment companies, cash equivalents, master limited partnerships, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations and options. The fair value of the Funds’ senior loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Senior loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, other registered investment companies, master limited partnerships, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

September 30, 2017	Highland Funds I

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of September 30, 2017 is as follows:

	Total value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$341,182,977	$341,182,977	$—	$—
Purchased Call Options	370,633	370,633	—	—
Registered Investment Companies	10,113,047	10,113,047	—	—
Cash Equivalents	85,220,229	85,220,229	—	—
Swap Contracts Outstanding	4,067,653	—	4,067,653	—

Total Assets	440,954,539	436,886,886	4,067,653	—

Liabilities
Securities Sold Short(1)	(161,948,204)	(161,948,204)	—	—
Other Financial Instruments
Swap Contracts Outstanding	(2,504,260)	—	(2,504,260)	—
Written Call Options Contracts	(26,750)	(26,750)	—	—
Written Put Options Contracts	(913,500)	(913,500)	—	—

Total Liabilities	(165,392,714)	(162,888,454)	(2,504,260)	—

Total	$275,561,825	$273,998,432	$1,563,393	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Common Stocks
Healthcare
Biotechnology	31,231,981	31,231,981	—	—
Healthcare Distributors	3,440,258	3,440,258	—	—
Healthcare Equipment	5,846,325	5,846,325	—	—
Healthcare Facilities	7,677,117	7,677,117	—	—
Healthcare Services	7,344,900	7,344,900	—	—
Life Sciences Tools & Services	2,847,427	2,847,427	—	—
Managed Healthcare	21,325,630	21,325,630	—	—
Pharmaceuticals	27,964,379	21,430,379	—	6,534,000
Preferred Stocks(1)	$3,615,648	$—	$—	$3,615,648
Master Limited Partnerships(1)	—	—	—	—	(2)
Rights
Equity Contracts	108,842	108,842	—	—
Warrants
Biotechnology	994,985	—	994,985	—
Life Sciences Tools & Services	1,114,183	—	1,114,183	—
Pharmaceuticals	302,638	—	302,638	—
Purchased Call Options	74,850	74,850	—	—
Purchased Put Options	111,900	111,900	—	—
Registered Investment Companies	2,716,294	2,716,294	—	—

Total Assets	116,717,357	104,155,903	2,411,806	10,149,648

Liabilities
Securities Sold Short(1)	(35,980,741)	(35,980,741)	—	—
Other Financial Instruments
Written Call Options Contracts	(48,000)	(48,000)	—	—
Written Put Options Contracts	(162,500)	(162,500)	—	—

Total Liabilities	(36,191,241)	(36,191,241)	—	—

Total	$80,526,116	$67,964,662	$2,411,806	$10,149,648

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

September 30, 2017	Highland Funds I

	Total value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Merger Arbitrage Fund
Assets
Common Stocks	$34,700,112	$34,700,112	$—	$—
Purchased Call Options	13,438	13,438	—	—
Purchased Put Options	21,955	21,955	—	—
Cash Equivalents	5,335,645	5,335,645	—	—
Long Futures(2)	34,499	34,499	—	—
Short Futures(2)	4,842	4,842	—	—
Swap Contracts Outstanding	1,033,770	—	1,033,770	—

Total Assets	41,144,261	40,110,491	1,033,770	—

Liabilities
Securities Sold Short(1)	(25,478,359)	(25,478,359)	—	—
Other Financial Instruments
Written Options Contracts	(5,000)	(5,000)	—	—
Swap Contracts Outstanding	(360,837)	—	(360,837)	—

Total Liabilities	(25,844,196)	(25,483,359)	(360,837)	—

Total	$15,300,065	$14,627,132	$672,933	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

	Total value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Consumer Discretionary	$1,683,333	$—	$1,683,333	$—
Consumer Products	1,580,251	—	1,580,251	—
Energy	9,101,250	—	9,101,250	—
Financial	1,951,343	—	1,951,343	—
Healthcare	2,171,157	—	2,171,157	—
Housing	1,005,476	—	1,005,476	—
Information Technology	5,234,408	—	5,234,408	—
Manufacturing	1,002,500	—	1,002,500	—
Media & Telecommunications	1,164,765	—	1,164,765	—
Retail	4,030,738	—	4,030,738	—
Service	3,065,029	—	3,065,029	—
Telecommunications	775,122	—	—	775,122
Transportation	1,612,637	—	1,612,637	—
Utilities	1,667,576	—	1,667,576	—
Foreign Denominated or Domiciled Senior Loans	3,831,572	—	3,831,572	—
Collateralized Loan Obligations	4,753,716	—	4,753,716	—
Corporate Bonds & Notes(1)	3,361,214	—	3,361,214	—
Foreign Corporate Bonds & Notes(1)	440,000	—	440,000	—	(2)
Common Stocks
Chemicals	1,687,872	1,687,872	—	—
Energy	72	72	—	—
Financial	122,099	122,099	—	—
Industrials	16,993	16,993	—	—
Materials	2,621,074	—	—	2,621,074
Media	611,844	—	611,844	—
Telecommunication Services	1,604,946	—	—	1,604,946
Utilities	4,784,447	4,733,654	—	50,793
Preferred Stocks(1)	1,040,042	—	1,040,042	—
Master Limited Partnerships
Healthcare	—	—	—	—	(2)
Rights	284,931	—	284,931	—
Registered Investment Companies	1,701,959	1,701,959	—	—

Total	$62,908,366	$8,262,649	$49,593,782	$5,051,935

(1) See Investment Portfolio detail for industry breakout.

(2) This category includes securities with a value of zero.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

September 30, 2017	Highland Funds I

The tables below set forth a summary of changes in the Long/Short Healthcare Fund and the Opportunistic Credit Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended September 30, 2017. The Long/Short Healthcare Fund and the Opportunistic Credit Fund had no Level 3 assets as of June 30, 2017 or September 30, 2017.

	Balance as of June 30, 2017	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/(Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of september 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2017
Highland Long/Short Healthcare Fund
Common Stocks
Pharmaceuticals	$6,484,500	$—	$—	$—	$—	$49,500	$—	$—	$6,534,000		$49,500
Preferred Stock
Information Technology	3,573,040	—	—	—	—	42,608	—	—	3,615,648		42,608
Master Limited Partnerships	95,059	—	—	—	—	(95,059)	—	—	—	(1)	(95,059)

Total	$10,152,599	$—	$—	$—	$—	$(2,951)	$—	$—	$10,149,648		$(2,951)

(1)	This category includes securities with a value of zero.

	Balance as of June 30, 2017	Net Transfers into Level 3	Net Transfers out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of September 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2017
Highland Opportunistic Credit Fund
U.S. Senior Loans
Telecommunications	$753,734	$—	$—	$—	$—	$(64)	$21,452	$—	$775,122		$(64)
Common Stocks
Materials	2,655,889	—	—	—	—	(34,815)	—	—	2,621,074		(34,815)
Telecommunication Services	1,605,709	—	—	—	—	(763)	—	—	1,604,946		(763)
Utilities	77,469	—	—	—	—	9,983	—	(36,659)	50,793		9,983
Master Limited Partnerships
Healthcare	12,549	—	—	—	—	(12,549)	—	—	—	(1)	(12,549)

Total	$5,105,350	$—	$—	$—	$—	$(38,208)	$21,452	$(36,659)	$5,051,935		$(38,208)

(1)	This category includes securities with a value of zero.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

September 30, 2017	Highland Funds I

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the period ended September 30, 2017, a net amount $104,486 of the Long/Short Healthcare Fund portfolio investments were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

The Funds use end of period market value in the determination of the amount associated with any transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Long/Short Healthcare Fund

Category	Market Value at 9/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	$6,534,000	Discounted Cash Flow	Discount Rate	11.50%
			Terminal Multiple	8.0x
			Minority Discount	16.70%
			Discount for Lack of Marketability	12.50%

Preferred Stock	3,615,648	Multiples Analysis	Multiple of NFY+1 Gross Profit	4.0x
			Multiple of NFY+1 Total Revenue	4.25x
			Minority Discount	20%
		Discounted Cash Flow	Discount Rate	37.5%
			Terminal Multiple	3.5x
			Minority Discount	20%
			Discount for Lack of Marketability	15%

Total	$10,149,648

Highland Opportunitistic Credit Fund

Category	Market Value at 9/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Senior Loans	$775,122	Discounted Cash Flow	Spread Adjustment	0.10%

Common Stocks	4,276,813	Multiples Analysis	Price/MHz-PoP	$0.12 - $0.525
			Multiple of EBITDA	7.25x - 8.50x
			Minority Discount	20%
		Discounted Cash Flow	Discount Rate	11.5%
			Scenario Proabilities	15% - 70%
			Illiquidity Discount	10%

Total	$5,051,935

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

September 30, 2017	Highland Funds I

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

September 30, 2017	Highland Funds I

securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for the Fund. Cash held as collateral for securities sold short is classified as restricted cash as applicable. Restricted cash in the amounts of $24,339,771, $30,207,327, and $9,272,435 were held with the broker for the Long/Short Equity Fund, Long/Short Healthcare Fund, and Merger Arbitrage Fund, respectively. Additionally, securities valued at $180,068,963, $49,427,262, and $25,722,394 were posted in the Long/Short Equity Fund, Long/Short Healthcare Fund, and Merger Arbitrage Fund segregated accounts as collateral, respectively.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At September 30, 2017, the Merger Arbitrage Fund held futures contracts as detailed in the notes to the Fund’s Investment Portfolio. Merger Arbitrage Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions. Cash held as collateral for futures contracts is classified as restricted cash.

For the period ended September 30, 2017, the Long/Short Equity Fund, Long/Short Healthcare Fund and the Opportunistic Credit Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

September 30, 2017	Highland Funds I

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

At September 30, 2017, the Long/Short Equity Fund, Long/Short Healthcare Fund and Merger Arbitrage Fund held options as detailed in the notes to the Fund’s Investment Portfolio.

For the period ended September 30, 2017, the Opportunistic Credit Fund did not invest in options.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

At September 30, 2017, the Long/Short Equity Fund and Merger Arbitrage Fund held swap contracts as detailed in the notes to the Fund’s Investment Portfolio.

For the period ended September 30, 2017, the Long/Short Healthcare Fund and Opportunistic Credit Fund did not invest in swap contracts.

Affiliated Issuers

Under Section 2 (a) (3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities. Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are also affiliates under the 1940 Act. The tables below show affiliated issuers of each Fund as of the period ended September 30, 2017:

Long/Short Equity Fund Issuer	Shares at June 30, 2017	Beginning Value as of June 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/Depreciation	Ending Value as of September 30, 2017	Shares at September 30, 2017	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	293,864	$6,417,998	$124,340	$—	$—	$(140,762)	$6,401,576	299,699	$124,340

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at September 30, 2017, based on cost of investments, derivatives and cash equivalents for U.S. federal income tax purposes is:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation	Cost
Long/Short Equity Fund	$20,831,391	$(7,693,573)	$13,137,818	$261,800,864
Long/Short Healthcare Fund	$4,469,623	$(5,866,360)	$(1,396,737)	$82,133,353
Merger Arbitrage Fund	$2,007,220	$(1,653,252)	$353,968	$14,946,097
Opportunistic Credit Fund	$2,645,173	$(15,623,849)	$(12,978,676)	$75,887,042

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 90.7%
AEROSPACE — 3.9%
2,970,000	American Airlines
	Term Loan B,
	VAR LIBOR USD 1 Month+2.500%, 04/28/23	2,982,727
3,750,000	American Airlines
	Term Loan B,
	VAR LIBOR USD 1 Month+2.500%, 12/14/23 (b)	3,762,506
2,950,735	TransDigm
	Term Loan D,
	VAR LIBOR USD 1 Month+3.000%, 06/04/21	2,961,800
4,430,460	TransDigm
	Term Loan E,
	VAR LIBOR USD 1 Month+3.000%, 05/16/22	4,446,321
8,457,179	TransDigm
	Term Loan F,
	VAR LIBOR USD 3 Month+3.000%, 06/09/23	8,489,697
497,448	TransDigm
	Term Loan G,
	VAR LIBOR USD 1 Month+3.000%, 08/16/24	498,848

		23,141,899

AUTOMOTIVE — 2.2%
2,992,443	Allison Transmission
	Term Loan B,
	VAR LIBOR USD 3 Month+2.000%, 09/23/22 (b)	3,006,478
4,711,741	Federal-Mogul
	Term Loan C,
	VAR LIBOR USD 1 Month+3.750%, 04/15/21	4,745,406
4,987,469	Gates Global LLC
	Term Loan B,
	VAR LIBOR USD 3 Month+3.250%, 04/01/24 (b)	5,015,224

		12,767,108

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
BROADCASTING — 5.9%
2,984,416	Charter Communications Operating LLC
	Term Loan E,
	VAR LIBOR USD 1 Month+2.000%, 07/01/20	2,997,935
2,992,188	Charter Communications Operating LLC
	Term Loan F,
	VAR LIBOR USD 1 Month+2.000%, 01/03/21	3,003,827
2,977,330	Charter Communications Operating LLC
	Term Loan H,
	VAR LIBOR USD 1 Month+2.000%, 01/15/22	2,989,433
7,449,590	Charter Communications Operating LLC
	Term Loan I,
	VAR LIBOR USD 1 Month+2.250%, 01/15/24	7,487,881
4,774,475	Cumulus Media
	Term Loan B,
	VAR LIBOR USD 1 Month+3.250%, 12/23/20	4,001,607
14,371,429	iHeartCommunications
	Extended Term Loan D,
	VAR LIBOR USD 3 Month+6.750%, 01/30/19 (b)	11,159,558
4,000,000	iHeartCommunications
	Term Loan E,
	VAR LIBOR USD 3 Month+7.500%, 07/30/19	3,101,000

		34,741,241

BUILDING MATERIALS — 1.5%
997,481	Forterra Finance LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+3.000%, 10/25/23	848,971
7,959,900	Quikrete Holdings
	Term Loan B,
	VAR LIBOR USD 1 Month+2.750%, 11/15/23	7,968,934

		8,817,905

See accompanying Notes to Investment Portfolio.	1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
CHEMICALS — 3.3%
4,500,000	Berry Global
	Term Loan M,
	VAR LIBOR USD 1 Month+2.250%, 10/01/22 (b)	4,517,280
983,607	HD Supply Waterworks
	Term Loan B,
	VAR LIBOR USD 3 Month+3.000%, 08/01/24	986,990
1,410,835	Kraton Polymers LLC
	Initial Term Loan,
	VAR LIBOR USD 3 Month+3.000%, 01/06/22 (b)	1,430,679
2,865,570	SIG Combibloc Holdings S.C.A.
	Initial Term Loan,
	VAR LIBOR USD 1 Month+3.000%, 03/11/22	2,879,897
906,977	Tronox Limited
	Term Loan B,
	VAR LIBOR USD 3 Month+3.000%, 09/23/24 (b)	911,416
2,093,023	Tronox Limited
	Term Loan B,
	VAR LIBOR USD 3 Month+3.000%, 09/23/24 (b)	2,103,269
6,417,607	Univar USA
	Term Loan B,
	VAR LIBOR USD 1 Month+2.750%, 07/01/22	6,450,208

		19,279,739

CONSUMER PRODUCTS — 2.3%
6,954,962	Pinnacle Foods
	Term Loan B,
	VAR LIBOR USD 1 Month+2.000%, 02/02/24 (b)	6,982,469
1,438,063	Prestige Brands
	Term Loan B-4,
	VAR LIBOR USD 1 Month+2.750%, 01/26/24	1,446,922
5,451,222	Revlon
	Term Loan B,
	VAR LIBOR USD 1 Month+3.500%, 09/07/23 (b)	4,898,168

		13,327,559

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
ENERGY — 1.3%
6,000,000	Energy Transfer
	Equity Term Loan,
	VAR LIBOR USD 1 Month+2.750%, 02/02/24	6,035,790
1,688,555	Traverse Midstream Partners LLC
	Term Loan B,
	VAR LIBOR USD 3 Month+4.000%, 09/27/24 (b)	1,711,773

		7,747,563

FINANCIAL — 6.0%
3,491,228	AlixPartners LLP
	Term Loan B,
	VAR LIBOR USD 3 Month+3.000%, 04/04/24	3,504,879
9,975,000	Avolon
	Term Loan B-2,
	VAR LIBOR USD 1 Month+2.750%, 03/21/22 (b)	10,007,319
7,426,563	Cushman & Wakefield
	Term Loan B,
	VAR LIBOR USD 3 Month+3.250%, 11/04/21	7,453,781
7,156,072	Hub International
	Term Loan B,
	VAR LIBOR USD 3 Month+3.000%, 10/02/20 (b)	7,211,674
7,481,250	Tempo Acquisition
	Term Loan B,
	VAR LIBOR USD 1 Month+3.000%, 05/01/24	7,493,744

		35,671,397

FOREST PRODUCTS/CONTAINERS — 0.4%
2,469,640	Berlin Packaging LLC
	Term Loan B,
	VAR LIBOR USD 3 Month+3.250%, 10/01/21	2,484,569

GAMING/LEISURE — 4.9%
4,389,000	CityCenter Holdings LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+2.500%, 04/18/24	4,412,876

2	See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
GAMING/LEISURE — 4.9% (continued)
2,992,438	Golden Nugget
	Term Loan B,
	VAR LIBOR USD 3 Month+3.250%, 10/04/23 (b)	3,011,769
5,432,308	Las Vegas Sands LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+2.000%, 03/29/24	5,458,791
3,969,849	MGM Growth Properties
	Term Loan B,
	VAR LIBOR USD 1 Month+2.250%, 04/25/23	3,986,741
6,493,092	Scientific Games International
	Term Loan B-4,
	VAR LIBOR USD 1 Month+3.250%, 08/14/24	6,512,377
5,237,975	Station Casinos LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+2.500%, 06/08/23	5,248,975

		28,631,529

HEALTHCARE — 7.9%
11,193,750	Change Healthcare
	Term Loan B,
	VAR LIBOR USD 1 Month+2.750%, 03/01/24	11,236,454
3,608,412	CHS
	Term Loan G,
	VAR LIBOR USD 3 Month+2.750%, 12/31/19	3,591,886
6,399,355	CHS
	Term Loan H,
	VAR LIBOR USD 3 Month+3.000%, 01/27/21	6,366,143
5,567,442	Endo International
	Term Loan B,
	VAR LIBOR USD 1 Month+4.250%, 04/27/24	5,630,076
8,457,500	Grifols
	Term Loan B,
	VAR LIBOR USD 1 Week+2.250%, 01/31/25	8,482,450

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
HEALTHCARE — 7.9% (continued)
5,473,747	Mallinckrodt International Finance
	Term Loan B,
	VAR LIBOR USD 3 Month+2.750%, 09/24/24	5,478,701
500,000	MPH Acquisition Holdings LLC
	Initial Term Loan,
	VAR LIBOR USD 3 Month+3.000%, 06/07/23 (b)	504,570
2,497,551	Quorum Health
	Initial Term Loan,
	VAR LIBOR USD 1 Month+6.750%, 04/29/22	2,536,575
2,992,386	US Renal Care
	Initial Term Loan,
	VAR LIBOR USD 3 Month+4.250%, 12/31/22	2,904,858

		46,731,713

HOME FURNISHINGS — 1.0%
5,955,000	Serta Simmons Holdings LLC
	Initial Term Loan,
	VAR LIBOR USD 3 Month+3.500%, 11/08/23	5,795,495

INFORMATION TECHNOLOGY — 12.1%
2,000,000	Avaya
	Term Loan B-3 (d)	1,691,430
1,500,000	Avaya
	Term Loan B-6 (d)	1,269,615
5,519,764	Avaya
	Term Loan B-7 (d)	4,688,349
6,483,639	BMC Software
	Term Loan B-1,
	VAR LIBOR USD 3 Month+4.000%, 09/10/22 (b)	6,526,529
4,886,141	Cengage Learning
	Term Loan B,
	VAR LIBOR USD 1 Month+4.250%, 06/07/23	4,517,921
3,491,241	Go Daddy Operating Company LLC
	Term Loan B,
	VAR LIBOR USD 3 Month+2.500%, 02/15/24 (b)	3,505,869

See accompanying Notes to Investment Portfolio.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
INFORMATION TECHNOLOGY — 12.1% (continued)
5,974,808	Infor US
	Term Loan B-6,
	VAR LIBOR USD 3 Month+2.750%, 02/01/22	5,967,818
4,949,326	Informatica LLC
	Term Loan B,
	VAR LIBOR USD 3 Month+3.500%, 08/06/22	4,960,388
8,312,292	Kronos
	Initial Term Loan,
	VAR LIBOR USD 3 Month+3.500%, 11/01/23	8,369,439
750,000	McAfee LLC
	Term Loan B,
	VAR LIBOR USD 3 Month+4.500%, 09/27/24 (b)	754,406
9,586,589	Misys Limited
	Term Loan B,
	VAR LIBOR USD 3 Month+3.500%, 06/13/24	9,640,034
4,422,480	Riverbed Technology
	Term Loan B,
	VAR LIBOR USD 1 Month+3.250%, 04/25/22	4,329,431
4,987,437	SolarWinds Holdings
	Initial Term Loan,
	VAR LIBOR USD 3 Month+3.500%, 02/03/23 (b)	5,009,257
4,974,747	Solera LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+3.250%, 03/03/23	4,996,786
4,963,223	Veritas US
	Term Loan B-1,
	VAR LIBOR USD 3 Month+4.500%, 01/27/23	5,018,538

		71,245,810

MEDIA/TELECOMMUNICATIONS — 12.8%
11,000,000	Formula One
	Term Loan B-3,
	VAR LIBOR USD 1 Month+3.000%, 02/01/24	11,081,125

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
MEDIA/TELECOMMUNICATIONS — 12.8% (continued)
10,500,000	Level 3
	Term Loan B,
	VAR LIBOR USD 1 Month+2.250%, 02/22/24	10,507,403
4,488,722	Radiate Holdco LLC
	Initial Term Loan,
	VAR LIBOR USD 1 Month+3.000%, 02/01/24	4,434,722
3,989,691	SBA Senior Finance II LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+2.250%, 03/24/21 (b)	4,006,647
6,750,000	Telenet Financing USD LLC
	Initial Term Loan,
	VAR LIBOR USD 1 Month+2.750%, 06/30/25 (b)	6,777,844
3,972,418	UFC Holdings LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+3.250%, 08/18/23	3,994,128
11,859,927	Univision Communications
	Initial Term Loan,
	VAR LIBOR USD 1 Month+2.750%, 03/15/24	11,769,555
10,000,000	Virgin Media Bristol LLC
	Term Loan I,
	VAR LIBOR USD 1 Month+2.750%, 01/31/25	10,046,900
5,969,925	WideOpenWest Finance LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+3.250%, 08/18/23	5,968,999
7,000,000	Ziggo Secured Finance Partnership
	Term Loan E,
	VAR LIBOR USD 1 Month+2.500%, 04/15/25	7,002,205

		75,589,528

METALS & MINING — 1.5%
4,488,750	BWAY Holding Company
	Term Loan B,
	VAR LIBOR USD 1 Month+3.250%, 04/03/24 (b)	4,506,773

4	See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
METALS & MINING — 1.5% (continued)
4,951,772	Murray Energy
	Term Loan B-2,
	VAR LIBOR USD 3 Month+7.250%, 04/16/20 (b)	4,556,744

		9,063,517

PRINTING & PUBLISHING — 1.0%
3,969,849	McGraw-Hill Global Education Holdings LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+4.000%, 05/04/22	3,907,821
1,764,183	Zebra Technologies
	Term Loan B,
	VAR LIBOR USD 3 Month+2.000%, 10/27/21	1,769,043

		5,676,864

RETAIL — 8.6%
5,729,116	Academy
	Term Loan B,
	VAR LIBOR USD 3 Month+4.000%, 07/01/22	3,912,127
2,985,000	American Builders & Contractors Supply
	Term Loan B-1,
	VAR LIBOR USD 1 Month+2.500%, 10/31/23	3,000,850
3,711,574	Belk
	Term Loan B,
	VAR LIBOR USD 3 Month+4.750%, 12/12/22	3,123,197
5,985,000	BJ’s Wholesale Club
	Term Loan B,
	VAR LIBOR USD 1 Month+3.750%, 02/03/24	5,752,004
3,989,899	CDW LLC
	Initial Term Loan,
	VAR LIBOR USD 3 Month+2.000%, 08/17/23 (b)	4,014,596
7,641,508	Harbor Freight Tools USA
	Initial Term Loan,
	VAR LIBOR USD 1 Month+3.250%, 08/18/23 (b)	7,682,428

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
RETAIL — 8.6% (continued)
6,723,083	Michaels Stores
	Term Loan B-1,
	VAR LIBOR USD 1 Month+2.750%, 01/27/23	6,726,680
7,156,976	Neiman Marcus Group
	Other Term Loan,
	VAR LIBOR USD 1 Month+3.250%, 10/25/20	5,353,991
3,944,686	Petco
	Term Loan B-1,
	VAR LIBOR USD 3 Month+3.000%, 01/26/23	3,267,521
8,928,947	PetSmart
	Term Loan B,
	VAR LIBOR USD 1 Month+3.000%, 03/11/22 (b)	7,576,569

		50,409,963

SERVICE — 7.7%
3,639,894	ADS Waste
	Term Loan B,
	VAR LIBOR USD 1 Week+2.750%, 11/10/23	3,668,139
4,050,371	Advantage Solutions
	Term Loan B,
	VAR LIBOR USD 1 Month+3.250%, 07/25/21	3,827,621
4,996,458	Alliant Insurance
	Initial Term Loan,
	VAR LIBOR USD 3 Month+3.250%, 08/14/22	5,021,440
2,992,462	AmWINS Group
	Term Loan B,
	VAR LIBOR USD 3 Month+2.750%, 01/25/24 (b)	3,002,562
2,992,481	Asurion LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+3.000%, 11/03/23	3,009,314
6,964,733	Asurion LLC
	Term Loan B-4,
	VAR LIBOR USD 1 Month+2.750%, 08/04/22	6,993,462

See accompanying Notes to Investment Portfolio.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
SERVICE — 7.7% (continued)
3,660,862	Brickman Group Holdings
	Initial Term Loan,
	VAR LIBOR USD 1 Month+3.000%, 12/18/20	3,681,692
3,642,857	First Data
	Initial Term Loan,
	VAR LIBOR USD 1 Month+2.250%, 07/08/22	3,652,984
4,286,578	First Data
	Term Loan C,
	VAR LIBOR USD 1 Month+2.500%, 04/26/24	4,305,332
3,491,250	Nielsen Finance LLC
	Term Loan B-4,
	VAR LIBOR USD 1 Month+2.000%, 10/04/23	3,501,986
899,281	Parexel International
	Term Loan B,
	VAR LIBOR USD 3 Month+3.000%, 09/27/24 (b)	906,592
3,957,184	Weight Watchers
	Term Loan B-2,
	VAR LIBOR USD 3 Month+3.250%, 04/02/20	3,916,899

		45,488,023

TRANSPORTATION — 0.7%
4,250,000	XPO Logistics
	Term Loan B,
	VAR LIBOR USD 3 Month+2.250%, 11/01/21 (b)	4,264,493

UTILITY — 5.7%
4,924,471	Calpine
	Term Loan B-5,
	VAR LIBOR USD 3 Month+2.750%, 01/15/24	4,920,137
6,353,004	Dynegy
	Term Loan C-1,
	VAR LIBOR USD 1 Month+3.250%, 02/07/24	6,389,025

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
UTILITY — 5.7% (continued)
987,629	Eastern Power LLC
	Initial Term Loan,
	VAR LIBOR USD 1 Month+3.750%, 10/02/23	994,153
1,385,659	Lightstone Holdco LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+4.500%, 01/30/24 (b)	1,382,486
86,341	Lightstone Holdco LLC
	Term Loan C,
	VAR LIBOR USD 1 Month+4.500%, 01/30/24 (b)	86,143
5,969,773	NRG Energy
	Term Loan B,
	VAR LIBOR USD 3 Month+2.250%, 06/30/23 (b)	5,981,593
26,000,000	Texas Competitive Electric Holdings Company LLC
	Escrow Loan (Extending) (c)	65,000
8,300,728	Vistra Operations Company LLC
	Term Loan B,
	VAR LIBOR USD 1 Month+2.750%, 08/04/23	8,327,581
3,493,350	Vistra Operations Company LLC
	Term Loan B-2,
	VAR LIBOR USD 1 Month+2.750%, 12/14/23	3,509,349
1,907,455	Vistra Operations Company LLC
	Term Loan C,
	VAR LIBOR USD 1 Month+2.750%, 08/04/23	1,913,625

		33,569,092

	Total US Senior Loans (Cost $541,630,147)	534,445,007

6	See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (a) — 5.9%
CANADA — 1.5%
USD
2,447,709	Concordia Healthcare
	Initial Term Loan,
	VAR LIBOR USD 1 Month+4.250%, 10/21/21	1,902,482
3,644,659	Husky International
	Term Loan B,
	VAR LIBOR USD 1 Month+3.250%, 06/30/21	3,673,415
3,491,228	MEG Energy
	Term Loan B,
	VAR LIBOR USD 3 Month+3.500%, 12/31/23	3,483,862

		9,059,759

FRANCE — 1.5%
USD
4,977,437	Numericable
	Term Loan B-10,
	VAR LIBOR USD 3 Month+3.250%, 01/14/25	4,997,148
3,990,000	SFR Group
	Term Loan B,
	VAR LIBOR USD 3 Month+2.750%, 07/31/25	3,982,020

		8,979,168

LUXEMBOURG — 2.5%
USD
3,500,000	Evergreen Skills Lux S.a.r.l.
	Initial Term Loan,
	VAR LIBOR USD 1 Month+4.750%, 04/28/21	3,317,895
1,995,293	Expro Finservices S.a.r.l.
	Initial Term Loan,
	VAR LIBOR USD 3 Month+4.750%, 09/02/21 (b)	1,304,432
10,000,000	Intelsat Jackson Holdings S.A.
	Term Loan B-2,
	VAR LIBOR USD 3 Month+2.750%, 06/30/19	9,982,250

		14,604,577

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (a) (continued)
NETHERLANDS — 0.4%
USD
2,000,000	Amaya Holdings B.V.
	Term Loan B,
	VAR LIBOR USD 3 Month+3.500%, 08/01/21(b)	2,008,960

	Total Foreign Domiciled Senior Loans (Cost $34,470,518)	34,652,464

Number of Rights
Rights — 0.1%
UNITED STATES — 0.1%
431,587	Texas Competitive Electric Holdings Company LLC*(e)	485,535

	Total Rights (Cost $1,178,329)	485,535

Shares
Cash Equivalent — 11.6%
68,272,621	State Street Institutional US Government Money Market Fund, 0.920% (f)
	(Cost $68,272,621)	68,272,621

	Total Cash Equivalents (Cost $68,272,621)	68,272,621

Total Investments - 108.3% (g) (Cost $645,551,615)		637,855,627

Other Assets & Liabilities, Net -(8.3)%		(48,885,892)

Net Assets—100.0%		588,969,735

See accompanying Notes to Investment Portfolio.	7

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2017	Highland/iBoxx Senior Loan ETF

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of September 30, 2017, the LIBOR USD 1 Week, LIBOR USD 1 Month and LIBOR USD 3 Month rates were 1.205%, 1.232% and 1.334%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents value held in escrow pending future events. No interest is being accrued.
(d)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(e)	Expiration rate not available.
(f)	The rate shown is the 7-day effective yield as of September 30, 2017.
(g)	Cost for U.S. federal income tax purposes is $645,551,615.
*	Non-Income producing security.

Unrealized appreciation and depreciation at September 30, 2017 was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx Senior Loan ETF	$2,777,115	$(10,473,103)	$(7,695,988)	$645,551,615

LIBOR —	London Interbank Offered Rate
LLC —	Limited Liability Company
LP —	Limited Partnership
Ltd. —	Limited
USD —	United States Dollar
VAR —	Variable Rate

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Energy	0.6%
Financial	0.2%
Gaming/Leisure	0.4%
Healthcare	0.3%
Information Technology	0.6%
Manufacturing	0.6%
Media/Telecommunications	3.2%

5.9%

8	See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2017	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is currently comprised of five funds, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotation will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

9

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2017	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2017, the Fund’s investments consisted of senior loans, common stock, and rights. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

10

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2017	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of September 30, 2017 is as follows:

	Total Market Value at 09/30/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$534,445,007	$—	$534,445,007	$—
Foreign Domiciled Senior Loans*	34,652,464	—	34,652,464	—
Rights*	485,535	—	485,535	—
Cash Equivalent*	68,272,621	68,272,621	—	—

Total	$637,855,627	$68,272,621	$569,583,006	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

For the period ended September 30, 2017, there were no transfers within the Fund between Level 1, Level 2 or Level 3. At September 30, 2017, and during the period then ended, there were no Level 3 investments.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-0900

11

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer

Date: November 28, 2017

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer and Principal Financial Officer

Date: November 28, 2017